COMMITMENTS AND CONTINGENCIES - Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2021
COMMITMENTS AND CONTINGENCIES
Total rent expense	$ 4,403	$ 4,256
Capital Lease Obligations Accrued Current	43	44
Capital Lease Obligations Accrued Noncurrent	46	$ 89
Capital Lease Obligations, Current	43		$ 43
Capital Lease Obligations, Noncurrent	$ 46		$ 14